Acquisitions and disposals	12 Months Ended
Dec. 31, 2023
Disclosure Of Acquisitions And Disposals [Abstract]
Acquisitions and disposals	5 Acquisitions and disposals
Acquisitions
Recognition and measurement
In determining whether a particular set of activities is a business, an acquired arrangement has to have an input and substantive process, which together significantly contribute to the ability to create outputs.
Where an acquisition does not meet the definition of a business as defined by IFRS 3 “Business Combinations” each asset is recognised on the balance sheet at fair value. In the Group cash flow statement we assess, based on the substance of the transaction, whether to allocate the cash consideration for these transactions either to “Purchases of property, plant and equipment, and intangible assets” or to “Acquisitions of subsidiaries, joint ventures and associates” depending on the type of assets purchased.
For undeveloped mining projects that have arisen through acquisition, the allocation of the purchase price consideration may result in undeveloped properties being recognised at an earlier stage of project evaluation compared with projects arising from the Group’s exploration and evaluation program. Subsequent expenditure on acquired
undeveloped projects is only capitalised if it meets the high degree of confidence threshold discussed in note 12.
Where we increase our ownership interest in a subsidiary, the difference between the purchase price and the carrying value of the share of net assets acquired is recorded in equity. The cash cost of such purchases is included within “financing activities” in the cash flow statement.
2023
On 8 November 2023 we acquired Meridian Minera Limitada’s (MML)
57.7% share in Agua de la Falda (ADLF) for US$45 million.
Subsequently, we entered into an agreement with Corporación Nacional del Cobre de Chile (Codelco), a state-owned enterprise, to explore and potentially acquired assets in Chile’s prospective Atacama region - the project will be known as Nuevo Cobre.
The majority ownership of 57.7% equity confers voting rights that will allow Rio Tinto to control the relevant activities of Nuevo Cobre.
Therefore, we have accounted for Nuevo Cobre as an investment in a partially owned subsidiary. There was no goodwill recognised on acquisition as the transaction was not accounted for as a business combination. The difference between the net assets acquired and the purchase consideration has been recognised within Intangible assets as
Exploration and Evaluation assets. The transaction gives rise to the recognition of a non-controlling interest of US$33 million, representing
Codelco’s 42.3% equity stake in Nuevo Cobre.
On 30 November 2023, Rio Tinto and Giampaolo Group completed a transaction to form the Matalco joint venture. We acquired a 50% equity interest in Matalco Canada Inc which owns one Canadian aluminium recycling facility and a 50% equity interest in Matalco USA LLC which owns six aluminium recycling facilities in the USA for combined consideration of US$738 million, inclusive of accrued transaction costs and working capital adjustments.
Rio Tinto has joint control over the Matalco businesses and therefore our investment is accounted for under the equity method.
At 31 December 2023, the fair value of the underlying identifiable assets acquired and liabilities assumed have been provisionally determined and will be finalised within one year of the acquisition date in line with the requirements of IFRS.
2022
Following approval from Australia’s Foreign Investment Review Board
(FIRB), on 29 March 2022 we completed the acquisition of Rincon
Mining Pty Limited, the owner of a lithium project in Argentina. Total cash consideration was US$825 million. In determining whether
Rincon’s set of activities is a business, we assessed whether it had inputs and substantive processes which together significantly contribute to the ability to create outputs. Based on this assessment, we concluded that Rincon did not meet the definition of a business as defined by IFRS 3 "Business Combinations" and therefore no goodwill was recorded. The transaction was therefore treated as an asset purchase with US$822 million of capitalised exploration and evaluation recorded for the principal economic resource. The balance of total consideration was allocated to property, plant and equipment and other assets/liabilities. For the Group cash flow statement we determined that, since Rincon constitutes a group of companies, it was appropriate to present the cash outflow as “Acquisitions of subsidiaries, joint ventures and associates” rather than as separate asset purchases even though it did not meet the definition of a business combination.
On 31 August 2022 we made a US$25 million investment in McEwen
Copper Inc. through our copper leaching technology venture, NutonTM.
We accounted for our holding in McEwen Copper Inc. as an investment in associate, given our representation on their Board.
On 16 December 2022 we acquired the remaining 49% share of
Turquoise Hill Resources for expected consideration of US$3.2 billion, inclusive of transaction costs. This transaction was not classified as a business combination as it related to the purchase of non-controlling interests in an entity already consolidated as a subsidiary. Accordingly, the transaction did not result in the remeasurement of assets or liabilities and has been accounted for in the statement of equity as an adjustment to non-controlling interests and retained earnings.
At 31 December 2022, consideration paid amounted to US$2,961 million, including US$33 million of transaction costs. In 2023, a further $33 million of transaction costs were paid (previously expected to be US$41 million).
Certain shareholders exercised their right to dissent to the transaction. In accordance with the terms of the circular, those dissenting shareholders received initial consideration of C$34.4 per share, with final consideration depending on the outcome and timing of dissent proceedings, which at the end of 2023 remained outstanding. We included within Other provisions (note 36) US$211 million for additional consideration to be paid to the dissenting shareholders representing the difference between their initial consideration and C$43 per share paid to all other shareholders.
2021
On 18 November 2021, we announced that we had completed the
acquisition of the 40% share in the Diavik Diamond Mine in the
Northwest Territories of Canada held by Dominion Diamond Mines, becoming the sole owner as a result. The transaction did not meet the definition of a business combination and therefore the incremental assets and liabilities were treated as an asset purchase. Prior to purchase, we recognised our existing 60% share of assets, revenues and expenses, with liabilities recognised according to its contractual obligations, and a corresponding 40% receivable or contingent asset representing the co-owner’s share where applicable. Receivables relating to the co-owner’s share were de-recognised and treated as part of the net purchase consideration on completion.
Disposals
Recognition and measurement
If a group of assets and liabilities (Disposal group) is sold the carrying value of the disposal group is de-recognised with the difference between the carrying amount and the consideration received
recognised in the income statement. Certain amounts previously recognised in other comprehensive income in respect of the entity disposed of may be recycled to the income statement. The cash proceeds of disposals are included within “Investing activities” in the cash flow statement.
5 Acquisitions and disposals continued
2023
On 28 August 2023, we completed the sale of a 55% interest in the undeveloped La Granja project in Peru for US$105 million to First
Quantum Minerals (FQM). The consideration received is recorded in the cash flow statement for US$104 million (net of US$1 million of cash balance), of which US$16 million relating to sale of land is included within “net cash used in investing activities” and the remaining US$88 million is included within “net cash generated from operating activities”.
As a result of the sale, our retained interest in La Granja represents a
45% owned associate (equity accounted) over which Rio Tinto has significant influence during the evaluation phase.
On initial recognition, the gain on fair valuation of interest retained in the project of US$85 million was recognised to the extent of US$47 million
(relating to the 55% interest sold) within “profit relating to interests in undeveloped projects” and the remaining gain of US$38 million was eliminated against the fair value of the EAU. In total, we recognised a pre-tax gain of US$154 million in the income statement, primarily representing the consideration transferred by First Quantum, plus the fair value of the retained interest in the project.
2022
As summarised in note 4, we sold our shareholding in the Roughrider uranium undeveloped project on 17 October 2022 for consideration of
US$150 million (US$80 million in cash and US$70 million in shares of
Uranium Energy Corp). This transaction was treated as a disposal of a subsidiary as the carrying value was largely represented by assets recorded as a purchase price allocation from the Hathor Exploration business combination in 2012.
2021
There were no material disposals in 2021.